Short-Term Borrowings and Long-Term Debt (Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Borrowings and bonds		¥ 12,829,867	¥ 14,397,828
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		9,184,075	11,119,136
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		4,146,989	6,011,939
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		2,519,845	2,533,715
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		233,842	172,370
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		662,751	717,056
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		1,469,248	1,557,288
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Borrowings and bonds		151,400	126,768
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds		3,645,792	3,278,692
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Borrowings and bonds		3,247,639	2,858,445
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Borrowings and bonds		¥ 398,153	¥ 420,247
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2018-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2018-04
Minimum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.01%
Maturities, Start	[2]	2018-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2018-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2018-04
Minimum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	0.00%
Maturities, Start	[2]	2018-06
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	0.47%
Maturities, Start	[2]	2018-04
Minimum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.30%
Maturities, Start	[2]	2022-07
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	5.00%
Maturities, End	[2]	2046-12
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	7.49%
Maturities, End	[2]	2048-03
Maximum | Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	9.29%
Maturities, End	[2]	2037-05
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	19.00%
Maturities, End	[2]	2048-03
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	5.70%
Maturities, End	[2]	2033-07
Maximum | Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	[1]	9.40%
Maturities, End	[2]	2035-09
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	[1]	4.26%
Maximum | Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	[1]	4.70%
Maturities, End	[2]	2025-10

[1]	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2018.
[2]	Maturity information disclosed is the range of maturities at March 31, 2018.